Registration No. 333-17671
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                       POST-EFFECTIVE AMENDMENT NO. 16 TO


                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
        OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

       SEPARATE ACCOUNT FP
                of
 THE EQUITABLE LIFE ASSURANCE                Christopher M. Condron,
    SOCIETY OF THE UNITED STATES            Chief Executive Officer
  (Exact Name of Trust)                The Equitable Life Assurance Society of
 THE EQUITABLE LIFE ASSURANCE                     the United States
  SOCIETY OF THE UNITED STATES              1290 Avenue of the Americas
   (Exact Name of Depositor)                 New York, New York 10104
  1290 Avenue of the Americas          (Name and Address of Agent for Service)
   New York, New York 10104
(Address of Depositor's Principal
     Executive Offices)

                     ---------------------------------------

              Telephone Number, Including Area Code: (212) 554-1234

                    ----------------------------------------

                  Please send copies of all communications to:

     ROBIN WAGNER, ESQ.                           with a copy to:
The Equitable Life Assurance                   Thomas C. Lauerman, Esq.
Society of the United States                      Foley & Lardner
1290 Avenue of the Americas                      Washington Harbour
New York, New York 10104                      3000 K Street, Northwest
                                               Washington, D.C. 20007


                    ----------------------------------------

      Securities Being Registered: Units of Interest in Separate Account FP

It is proposed that this filing will become effective (check appropriate line):

__X__ immediately upon filing pursuant to paragraph (b) of Rule 485

_____ on (date) pursuant to paragraph (b) of Rule 485

_____ 60 days after filing pursuant to paragraph (a) of Rule 485

_____ on (   date    ) pursuant to paragraph (a) of Rule 485

                                      NOTE


This Post Effective Amendment No. 16 ("PEA") to the Form S-6 Registration Statement No. 333-17671 ("Registration Statement") of The Equitable Life Assurance Society of the United States ("Equitable Life") and its Separate Account FP is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the supplement. The PEA does not amend or delete the currently effective Prospectuses or supplements to the Prospectuses, or any other part of the Registration Statement except as specifically noted herein.

(Parts I and II of Post-Effective Amendment No. 15 to the Form S-6 Registration Statement (File No. 333-17671), filed with the Commissioner on April 8, 2003, are incorporated herein by reference.)

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

SUPPLEMENT DATED JULY 28, 2003 TO THE MAY 1, 2003 PROSPECTUSES AND SUPPLEMENT TO PROSPECTUSES FOR:

IL Protector                                         Incentive Life 2000
Champion 2000                                        Incentive Life
Incentive Life Plus                                  Survivorship 2000
Survivorship Incentive Life
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This supplement modifies certain information in the above supplements to prospectuses dated May 1, 2003, (which supplements information in the most recent prospectus you received for your Equitable Life policy listed above and in any prior supplements to that prospectus (together the "Prospectuses")). Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses.

     A.  CHANGES TO VARIABLE INVESTMENT OPTIONS AND NEW VARIABLE INVESTMENT
     OPTIONS

     The following is added to the under "About the Portfolios of the Trusts" in the May 1, 2003 prospectus supplement:

     1.  CHANGES TO VARIABLE INVESTMENT OPTIONS

     Certain EQ Advisors Trust portfolios available through variable investment options under your policy were the subject of a plan of reorganization pursuant to which all of the assets and liabilities of each affected portfolio were transferred to a newly created portfolio of the AXA Premier VIP Trust. The transactions were effective on July 25, 2003 pursuant to a shareholder vote. The affected portfolios are the AXA Premier VIP Aggressive Equity Portfolio (formerly EQ/Aggressive Stock), AXA Premier VIP High Yield Portfolio (formerly EQ/High Yield) and the AXA Moderate Portfolio (formerly EQ/Balanced). Information about these portfolios is set forth below. The names of the corresponding variable investment options have been changed to reflect the new portfolio names. Please note that the AXA Moderate Portfolio is one of the AXA Allocation portfolios. Please see `2' below for more information about the AXA Allocation portfolios.

     ---------------------------------------------------------------------------
     Variable Investment              Portfolio Objective
     Option/Portfolio Name
     ---------------------------------------------------------------------------
     AXA Premier VIP Aggressive       Seeks long-term capital growth of capital
     Equity (formerly
     EQ/Aggressive Stock)
     ---------------------------------------------------------------------------
     AXA Premier VIP High Yield       Seeks to achieve high total return through
     (formerly EQ/HighYield)          a combination of current income and
                                      capital appreciation
     ---------------------------------------------------------------------------
     AXA Moderate Allocation          Seeks long-term capital appreciation and
     (formerly EQ/Balanced)           current income
     ---------------------------------------------------------------------------

     2.  NEW INVESTMENT OPTIONS

         We anticipate making available the AXA Allocation variable investment options described below on or about September 1, 2003, subject to regulatory approval. The AXA Allocation variable investment options invest in corresponding portfolios of the AXA Premier VIP Trust. Equitable Life serves as the investment manager and the investment advisor for each AXA Allocation portfolio. Each AXA Allocation portfolio will invest in shares of other portfolios of the EQ Advisors Trust and AXA Premier VIP Trust (the "underlying portfolios"). Therefore, each AXA Allocation portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the underlying portfolios and the investment return of each AXA Allocation portfolio will be reduced by the underlying portfolios' expenses. The anticipated range of expenses expected to be incurred in connection with each AXA Allocation portfolio's investments in underlying portfolios is set forth in the AXA Premier VIP Trust prospectus.


#164444                                                    Pre-1999 product Supp

     ---------------------------------------------------------------------------
     AXA Premier VIP Trust:           Objective
     Portfolio Name
     ---------------------------------------------------------------------------
     AXA Aggressive Allocation        Seeks long-term capital appreciation
     ---------------------------------------------------------------------------
     AXA Conservative Allocation      Seeks a high level of current income
     ---------------------------------------------------------------------------
     AXA Conservative-Plus            Seeks current income and growth of
     Allocation                       capital, with a greater emphasis on
                                      current income
     ---------------------------------------------------------------------------
     AXA Moderate-Plus Allocation     Seeks long-term capital appreciation and
                                      current income with a greater emphasis on
                                      capital appreciation
     ---------------------------------------------------------------------------

  B. FEE TABLE INFORMATION

     The following is added to fee table information under "Investment Portfolios" in the May 1, 2003 prospectus supplement:

     -------------------------------------------------------------------------------------------------------------------
     AXA Premier VIP       Management       12b-1 fees         Other          Total      Fee Waivers        Net Total
     Trust:                fees(1)                             Expenses       Annual     and/or Expense     Annual
     Portfolio Name                                                           Expenses   Reimbursements(3)  Expenses
     -------------------------------------------------------------------------------------------------------------------
     AXA Aggressive        0.10%            0.00%              .25%           0.35%      (0.25%)            0.10%
     Allocation
     -------------------------------------------------------------------------------------------------------------------
     AXA Conservative      0.10%            0.00%              .25%           0.35%      (0.25%)            0.10%
     Allocation
     -------------------------------------------------------------------------------------------------------------------
     AXA                   0.10%            0.00%              .25%           0.35%      (0.25%)            0.10%
     Conservative-Plus
     Allocation
     -------------------------------------------------------------------------------------------------------------------
     AXA Moderate          0.10%            0.00%              .25%           0.35%      (0.25%)            0.10%
     Allocation
     -------------------------------------------------------------------------------------------------------------------
     AXA Moderate-Plus     0.10%            0.00%              .25%           0.35%      (0.25%)            0.10%
     Allocation
     -------------------------------------------------------------------------------------------------------------------
     AXA Premier VIP       0.63%            0.25%              0.21%          1.09%      --                 1.09%
     Aggressive Equity
     -------------------------------------------------------------------------------------------------------------------
     AXA Premier VIP       0.60%            0.25%              0.22%          1.07%      --                 1.07%
     High Yield
     -------------------------------------------------------------------------------------------------------------------

(1) The management fees for each Portfolio cannot be increased without a vote of each Portfolio's shareholders.

(2) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses.

(3) Equitable Life, the manager of the AXA Premier VIP Trust has entered into an Expense Limitation Agreement with respect to certain portfolios, which is effective through April 30, 2004. Under this Agreement, Equitable Life has agreed to waive or limits its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits such Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104


#164444                                                    Pre-1999 product Supp

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, in the City and State of New York, on the 9th day of May, 2003.

                                     SEPARATE ACCOUNT FP OF THE EQUITABLE
                                     LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                     (REGISTRANT)

[SEAL]                               By:   THE EQUITABLE LIFE
                                           ASSURANCE SOCIETY OF
                                           THE UNITED STATES,
                                           (DEPOSITOR)



                                     By:   /s/ Robin M. Wagner
                                           ------------------------------
                                              (Robin M. Wagner)
                                               Vice President



Attest:  /s/ Linda Galasso
        ------------------------
            (Linda Galasso)
             Assistant Secretary
             May 9, 2003

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 9th day of May, 2003.

                                            THE EQUITABLE LIFE ASSURANCE
                                            SOCIETY OF THE UNITED STATES
                                            DEPOSITOR


                                            By:  /s/ Robin M. Wagner
                                                --------------------------------
                                                    (Robin M. Wagner)
                                                     Vice President

      Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron             Chairman of the Board, President,
                                    Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                   Vice Chairman of the Board
                                    Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                  Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert               Denis Duverne                W. Edwin Jarmain
Francoise Colloc'h             Jean-Rene Fourtou            Christina Johnson
Christopher M. Condron         John C. Graves               Scott D. Miller
Henri de Castries              Donald J. Greene             Joseph H. Moglia
Claus-Michael Dill             Mary R. (Nina) Henderson     Peter J. Tobin
Joseph L. Dionne               James F. Higgins             Stanley B. Tulin




*By:  /s/ Robin M. Wagner
     -----------------------
         (Robin M. Wagner)
          Attorney-in-Fact
          May 9, 2003



                                      II-5